Leases - Summary of Maturity of Lease Liabilities (Detail) £ in Millions	Dec. 31, 2019 GBP (£)
Disclosure Of Leases [Line Items]
Lease liability	£ 3,002.5
Effect of discounting	(752.8)
Lease liability at 31 Dec 2019	2,249.7
Short-term lease liabilities at 31 December 2019	302.2	[1]
Long-term lease liabilities at 31 December 2019	1,947.5	[1]
Maturities in calendar year 2020 [member]
Disclosure Of Leases [Line Items]
Lease liability	385.9
Maturities in calendar year 2021 [member]
Disclosure Of Leases [Line Items]
Lease liability	384.0
Maturities in calendar year 2022 [member]
Disclosure Of Leases [Line Items]
Lease liability	335.4
Maturities in calendar year 2023 [member]
Disclosure Of Leases [Line Items]
Lease liability	283.0
Maturities in calendar year 2024 [member]
Disclosure Of Leases [Line Items]
Lease liability	220.5
Maturity in later than calendar year 2025 [member]
Disclosure Of Leases [Line Items]
Lease liability	£ 1,393.7

[1]	Figures have been restated, as described in the accounting policies.